Interim Condensed Consolidated Statements of Changes in Equity - EUR (€)	Total		PIPE Financing [Member]	Kensington Shareholders [Member]	Convertible bonds and other [Member]	Share Capital [Member]	Share Capital [Member] PIPE Financing [Member]	Share Capital [Member] Kensington Shareholders [Member]	Share Capital [Member] Wall Box Chargers Shareholders [Member]	Share Capital [Member] Convertible bonds and other [Member]	Share Premium [member]	Share Premium [member] PIPE Financing [Member]	Share Premium [member] Kensington Shareholders [Member]	Share Premium [member] Wall Box Chargers Shareholders [Member]	Share Premium [member] Convertible bonds and other [Member]	Accumulated Deficit [member]	Other Equity Components [Member]	Foreign Currency Translation Reserve [Member]
Balance at Dec. 31, 2018	€ 3,722,936					€ 121,800					€ 6,178,754					€ (2,580,142)		€ 2,524
Total comprehensive income/(loss) for the year
Loss for the Year	(6,136,106)	[1]														(6,136,106)
Other Comprehensive income/(loss) for the year	(6,685)	[1]															€ 12,364	(19,049)
Total comprehensive income for the year	(6,142,791)	[1]														(6,136,106)	12,364	(19,049)
Transactions with owners of the Company
Contributions of equity	11,244,088					46,850					11,197,238
Share based payments	559,609																559,609
Total contributions and distributions	11,803,697					46,850					11,197,238						559,609
Total transactions with owners of the Company	5,660,906					46,850					11,197,238					(6,136,106)	571,973	(19,049)
Balance at Dec. 31, 2019	9,383,842					168,650					17,375,992					(8,716,248)	571,973	(16,525)
Total comprehensive income/(loss) for the year
Loss for the Year	(11,401,984)	[1],[2]														(11,401,984)
Other Comprehensive income/(loss) for the year	93,532	[1]															838	92,694
Total comprehensive income for the year	(11,308,452)	[1]														(11,401,984)	838	92,694
Transactions with owners of the Company
Contributions of equity	11,376,928					27,409					11,349,519
Share based payments	2,780,803																2,780,803
Total contributions and distributions	14,157,731					27,409					11,349,519						2,780,803
Total transactions with owners of the Company	2,849,279					27,409					11,349,519					(11,401,984)	2,781,641	92,694
Balance at Dec. 31, 2020	12,233,121					196,059					28,725,511					(20,118,232)	3,353,614	76,169
Total comprehensive income/(loss) for the year
Loss for the Year	(38,405,678)															(38,405,678)
Other Comprehensive income/(loss) for the year	137,456																(196)	137,652
Total comprehensive income for the year	(38,268,222)															(38,405,678)	(196)	137,652
Transactions with owners of the Company
Share based payments	723,709																723,709
Total contributions and distributions	723,709					0					0						723,709
Total transactions with owners of the Company	(37,544,513)					0					0					(38,405,678)	723,513	137,652
Balance at Jun. 30, 2021	(25,311,392)					196,059					28,725,511					(58,523,910)	4,077,127	213,821
Balance at Dec. 31, 2020	12,233,121					196,059					28,725,511					(20,118,232)	3,353,614	76,169
Total comprehensive income/(loss) for the year
Loss for the Year	(223,777,464)															(223,777,464)
Other Comprehensive income/(loss) for the year	2,524,244																(196)	2,524,440
Total comprehensive income for the year	(221,253,220)															(223,777,464)	(196)	2,524,440
Transactions with owners of the Company
Contributions of equity			€ 95,859,600	€ 171,696,006	€ 87,791,429		€ 1,332,000	€ 2,383,358	€ 40,444,584	€ 124,005		€ 94,527,600	€ 169,312,648	€ (40,444,584)	€ 87,667,424
Issuance costs	(17,397,322)										(17,397,322)
Share based payments	2,142,843																2,142,843
Total contributions and distributions	340,092,556					44,283,947					293,665,766						2,142,843
Total transactions with owners of the Company	118,839,336					44,283,947					293,665,766					(223,777,464)	2,142,647	2,524,440
Balance at Dec. 31, 2021	131,072,457					44,480,006					322,391,277					(243,895,696)	5,496,261	2,600,609
Total comprehensive income/(loss) for the year
Loss for the Year	(8,691,727)															(8,691,727)
Other Comprehensive income/(loss) for the year	10,257,681																(6,655)	10,264,336
Total comprehensive income for the year	1,565,954															(8,691,727)	(6,655)	10,264,336
Transactions with owners of the Company
Capital increase	6,326,778					151,241					6,700,260						(524,723)
Share based payments	20,545,883																20,545,883
Total contributions and distributions	26,872,661					151,241					6,700,260						20,021,160
Total transactions with owners of the Company	28,438,615					151,241					6,700,260					(8,691,727)	20,014,505	10,264,336
Balance at Jun. 30, 2022	€ 159,511,072					€ 44,631,247					€ 329,091,537					€ (252,587,423)	€ 25,510,766	€ 12,864,945

[1]	The amounts included in the consolidated statements of profit or loss and other comprehensive income for the year ended 31 December 2020 and 2019 have not been restated, with the exception of EPS, please see note 6.
[2]	Restated amounts. Certain amounts included in the consolidated statements of cash flows for the year ended 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.